Schedule I-Financial Information of the Parent Company - Schedule I-Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Common stock, shares authorized	[1]	625,000,000	625,000,000
Common stock, shares issued	[1]	20,784,142	1,687,500
Common stock, shares outstanding	[1]	20,784,142	1,687,500

[1]	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.